Additional cash flows information (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Additional cash flows information.
Additions to right-of-use assets	$ 87,604	$ 176,020	$ 680,826
Lease termination	33,686	$ 732,702	$ 112,154
Initial derivative	2,215,564
Conversion of preferred stock	$ 308,692